Use of judgements and estimates (Details) - joint_venture		5 Months Ended
	Jun. 07, 2022	Jun. 06, 2022
TI Asia Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	50.00%
TI Africa Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	50.00%
TI Asia Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		50.00%
TI Africa Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%
Number of joint venture companies		2